EARNINGS PER SHARE (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 01, 2016 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Oct. 24, 2016 $ / shares	Sep. 23, 2016 $ / shares	Sep. 22, 2016 $ / shares	Feb. 22, 2016 $ / shares	Feb. 21, 2016 $ / shares	Sep. 18, 2015 $ / shares	Sep. 17, 2015 $ / shares	Mar. 31, 2015 shares
Earnings Per Share [Abstract]
Net (loss) income from continuing operations | $		$ (127,711)	$ (220,839)	$ 16,253
Net loss from discontinued operations | $		0	0	(258)
Net (loss) income | $		$ (127,711)	$ (220,839)	$ 15,995
Weighted average number of shares outstanding - basic		95,238,000	30,243,000	10,489,000
Impact of restricted stock units		8,000	27,000	30,000
Weighted average number of shares outstanding - diluted		95,246,000	30,270,000	10,519,000
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Number of options outstanding (in shares)		84,000		0								821,000
Reverse stock split	0.2
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01	$ 0.05	$ 0.01		$ 0.05	$ 0.05	$ 0.05	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stock Compensation Plan [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		84,000	76,200
Convertible Debt [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,268,860	2,007,025